INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS LIABILITIES	12 Months Ended
Dec. 31, 2021
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES
INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

NOTE 15 – INCOME TAX PAYABLE AND DEFERRED INCOME TAX ASSETS/LIABILITIES

Income tax payable, net is presented below:

	As of December 31,
	2021	2020
Income tax provision	18,630	364
Withholdings and advance payments for income tax	(4,703)	(264)
Income tax payable, net	13,927	100

Income tax payable by company is presented below:

	As of December 31,
	2021	2020
Telecom	13,764	—
Núcleo	107	85
Adesol	47	11
Telecom USA	1	—
Pem	8	—
AVC Continente Audiovisual	—	3
Cable Imagen	—	1
	13,927	100

Deferred Income tax assets and liabilities, net and the actions for recourse tax receivable are presented below:

		As of December 31,
		2021	2020
Tax carryforward		(198)	(17,308)
Allowance for doubtful accounts		(5,231)	(4,391)
Provisions		(2,793)	(2,222)
PP&E and Intangible assets		120,819	111,854
Cash dividends from foreign companies		1,385	888
Income tax inflation adjustment effect		23,194	32,211
Other deferred tax liabilities (assets), net		(1,713)	(62)
Total deferred tax liabilities, net		135,463	120,970
Actions for recourse tax receivable		(889)	(1,331)
Total deferred tax liability, net	(*)	135,574	119,639

Net deferred tax assets		(658)	(622)
Net deferred tax liabilities		135,232	120,261

(*)  Includes $132 of currency translation adjustments on foreign subsidiaries’ initial balances.

As of December 31, 2021, some subsidiaries have a cumulative Tax carryforward of approximately $716, that calculated considering statutory income tax rate, represent a deferred tax asset of approximately $198.

The detail of the maturities of estimated tax carryforward is disclosed:

Company	Tax carryforward	Tax carryforward amount	Tax carryforward
	generation year	as of 12.31.2021	expiration year
Inter Radios	2018	1	2023
Telemás (*)	2019	454	2024
Micro Sistemas	2021	230	2026
Cable Imagen	2021	6	2026
Televisión Dirigida	2021	20	2026
AVC	2021	5	2026
		716

(*)  This company is consolidated in the financial statements of Adesol.

Income tax (expense) benefit differed from the amounts computed by applying the Company’s statutory income tax rate to pre-tax income as a result of the following:

	Years ended December 31,
	2021	2020	2019

	Profit (loss)
Pre-tax income	43,257	4,750	21,127
Non-taxable items – (Earnings) losses from associates	(395)	(749)	385
Non-taxable items – Costs valuation differences of foreign investments	—	(9,917)	(21,665)
Non-taxable items – Other	(471)	(2,266)	(1,632)
Restatement in current currency of Equity, goodwill and others	101,708	93,866	149,896
Subtotal	144,099	85,684	148,111
Weighted statutory income tax rate	34,34%	24,59%	26,14%
Income tax expense at weighted statutory tax rate	(49,480)	(21,070)	(38,716)
Deferred tax liability restatement in current currency and others	58,971	31,244	40,781
Income tax inflation adjustment	(41,919)	(22,403)	(31,222)
Actions for recourse	7	18	107
Income tax on cash dividends of foreign companies	(896)	(243)	(66)
Income tax expense	(*) (33,317)	(12,454)	(**) (29,116)

Current tax expense	(18,630)	(364)	(329)
Deferred tax expense	(14,687)	(12,090)	(28,787)
Income tax expense	(33,317)	(12,454)	(29,116)

(*) Includes the effect of the change in the income tax rate provided for in Law No. 27,630 for approximately $(42,800).

(**) Includes the effect of the change in the income tax rate provided for in Law No. 27,541 for approximately $(8,372).

Income tax - Actions for recourse filed with the Tax Authority

Section 10 of Law No. 23,928 and Section 39 of Law No. 24,073 suspended the application of the provisions of Title VI of the Income Tax Law relating to the income tax inflation adjustment since April 1, 1992.

Accordingly, Telecom Argentina determined its income tax obligations in accordance with those provisions, without considering the income tax inflation adjustment.

After the economic crisis of 2002, many taxpayers began to question the legality of the provisions suspending the income tax inflation adjustment. Also, the Argentine Supreme Court of Justice issued its verdict in the "Candy" case July 3, 2009 in which it stated that particularly for fiscal year 2002 and considering the serious state of disturbance of that year, the taxpayer could demonstrate that not applying the income tax inflation adjustment resulted in confiscatory income tax rates.

More recently, the Argentine Supreme Court of Justice applied a similar criterion to the 2010, 2011. 2012 and 2014 fiscal years in the cases brought by "Distribuidora Gas del Centro" (10/14/14, 06/02/15, 10/04/16 and 06/25/19), among others, enabling the application of income tax inflation adjustment for periods not affected by a severe economic crisis such as 2002.

According to the above-mentioned new legal background that the Company took knowledge during 2015, Telecom Argentina filed during 2015 to 2021 actions for recourse with the AFIP to claim the full tax overpaid for fiscal years 2009, 2010, 2011, 2012, 2013, 2014, 2015 and 2016 for a total amount of approximately $1,593 plus interest, under the argument that the lack of application of the income tax inflation adjustment is confiscatory.

On September 24, 2019 Telecom was notified of the resolutions dated September 12, 2019 and August 30, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2009 and 2010 respectively. Also, on November 11, 2019 Telecom was notified of the resolutions dated October 29, 2019 in which the AFIP has rejected the actions for recourse corresponding to fiscal years 2011 and 2012. According to this, on October 15, 2019 and on December 3, 2019, Telecom filed four actions for recourse before the National Court of First Instance.

On July 28, 2021 Telecom was notified of the resolution dated July 26, 2021 in which the AFIP rejected the action for recourse corresponding to fiscal year 2013. On August 23, 2021, Telecom filed an action for recourse before the National Court of First Instance.

The Company's Management, with the assistance of its tax advisors, understands that the arguments presented by the Company follow the same criteria as those considered by the Supreme Court of Argentina in similar precedents, among others. Therefore, the Company should obtain a favorable resolution to such claims.

Consequently, the income tax determined in excess qualifies as a tax credit in compliance with IAS 12 and the Company recorded a non-current tax credit of $889 as of December 31, 2021. For the measurement and update of the tax credit, the Company has estimated the amount of the tax determined in excess for the years 2009-2017 weighting the likelihood of certain variables according to the jurisprudential antecedents known as of the date of these consolidated financial statements. The Company’s Management will assess Tax Authority’s resolutions related to actions of recourse filed as well as the jurisprudence evolution in order to, at least annually, remeasure the tax credit recorded.